Loans and Allowance for Credit Losses (Outstanding Recorded Investment Balances of Troubled Debt Restructurings by Class) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 927,751	¥ 722,427
Commercial [Member] | Domestic [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	592,578	353,604
Commercial [Member] | Domestic [Member] | Manufacturing [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	409,500	133,524
Commercial [Member] | Domestic [Member] | Construction [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	8,881	10,502
Commercial [Member] | Domestic [Member] | Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	38,953	46,206
Commercial [Member] | Domestic [Member] | Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	32,864	43,918
Commercial [Member] | Domestic [Member] | Wholesale and Retail [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	82,968	95,652
Commercial [Member] | Domestic [Member] | Banks and Other Financial Institutions [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	11	13
Commercial [Member] | Domestic [Member] | Communication and Information Services [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	6,133	6,869
Commercial [Member] | Domestic [Member] | Other Industries [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	6,486	7,711
Commercial [Member] | Domestic [Member] | Consumer [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	6,782	9,209
Commercial [Member] | Foreign-excluding MUAH and Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	96,168	103,615
Residential [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[1]	50,213	60,634
Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	72,311	79,309
MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	69,830	98,843
Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances	[2]	46,651	26,422
Nonaccrual [Member] | Card [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		39,747	41,413
Nonaccrual [Member] | MUAH [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		45,122	49,242
Nonaccrual [Member] | Krungsri [Member]
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Outstanding recorded investment balances		¥ 18,998	¥ 13,756

[1]	TDRs for the Commercial and Residential segments include accruing loans, and do not include nonaccrual loans.
[2]	TDRs for the Card, MUAH and Krungsri segments include accrual and nonaccrual loans. Included in the outstanding recorded investment balances as of March 31, 2016 and 2017 are nonaccrual TDRs as follows: ¥41,413 million and ¥39,747 million-Card; ¥49,242 million and ¥45,122 million-MUAH; and ¥13,756 million and ¥18,998 million-Krungsri, respectively.